FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nonoperating Income (Expense) [Abstract]
Bank charges	$ (698)	$ (628)	$ (728)
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net	6,490	(6,998)	9,747
Amortization of debt discount and issuance costs	(3,166)	(4,194)	(5,213)
Loss on foreign exchange, net	4,704	(1,499)	(6,403)
Equity Securities, FV-NI, Unrealized Gain	2,536	30,608	(200,338)
Total expenses	9,866	17,289	(202,935)
Investment Income, Interest	41,954	45,185	19,422
Total financial income (expenses), net	$ 51,820	$ 62,474	$ (183,513)